Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

VIA EDGAR

March 28, 2018

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 41 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57791 and 811-08837)

Ladies and Gentlemen:

On behalf of our client, The Select Sector SPDR® Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto. This filing is made pursuant to Rule 485(a)(2) under the Securities Act to register a newly created series of the Trust, The Communication Services Select Sector SPDR Fund.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik

Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004
United States